Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Disclosure

	PAY VERSUS PERFORMANCE

YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($) (2)	COMPENSATION ACTUALLY PAID TO CEO ($) (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NAMED EXECUTIVE OFFICERS ($) (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NAMED EXECUTIVE OFFICERS ($) (4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (5)		NET INCOME ($ X 1,000)	ROGI (7)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (6)
2022	8,659,017	7,228,147	2,268,531	2,110,204	224	141	737,690	21.33%
2021	7,956,652	20,234,722	2,030,396	3,925,738	247	149	650,914	18.65%
2020	7,971,232	40,274,897	2,035,239	6,957,918	206	106	296,819	14.26%

(1)	Mr. Stuewe served as our company’s principal executive officer for the entirety of 2020, 2021 and 2022 and our company’s other named executive officers for the applicable years were as follows:
-	2022: Messrs. Phillips, Bullock, Sterling and Elrod.
-	2021: Messrs. Phillips, Bullock, van der Velden and Elrod.
-	2020: Messrs. Phillips, Bullock, van der Velden and Elrod.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Stuewe and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our company’s named executive officers for the applicable year other than Mr. Stuewe for such years.

(3)
Amounts reported in this column represent the compensation actually paid to Mr. Stuewe as our company’s Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	CEO

	2022	2021	2020

Summary Compensation Table; Total Compensation (a)	$8,659,017	$7,956,652	$7,971,232

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$4,500,000	$4,294,800	$4,100,000

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (c)	$0	$0	$54,995

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (d)	$6,370,126	$8,352,736	$15,883,254

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (e)	$(1,369,632)	$4,012,338	$13,260,263

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$(1,931,364)	$4,207,796	$7,315,144

= Compensation Actually Paid	$7,228,147	$20,234,722	$40,274,897

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the option awards and stock awards granted to Mr. Stuewe during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)	Represents the change in actuarial present value of defined benefit and actuarial pension plans of Mr. Stuewe for each fiscal year as presented in the Summary Compensation Table.

(d)
Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Stuewe’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in fiscal years 2020, 2021 and 2022 were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed assuming a pay-out
of 225% of target based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by Mr. Stuewe as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by Mr. Stuewe that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

EXECUTIVE COMPENSATION
Pay vs. Performance Disclosure

(4)
Amounts reported in this column represent the compensation actually paid to our company’s named executive officers other than Mr. Stuewe in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	OTHER NAMED EXECUTIVE OFFICERS AVERAGE (a)

	2022	2021	2020

Summary Compensation Table; Total Compensation (b)	$2,268,531	$2,030,396	$2,035,239

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (c)	$817,396	$674,638	$640,756

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (d)	$0	$3,550	$41,450

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (e)	$1,157,096	$1,312,100	$2,482,211

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (f)	$(206,662)	$622,963	$2,007,434

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$(291,366)	$638,467	$1,115,240

= Compensation Actually Paid	$2,110,204	$3,925,738	$6,957,918

(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.

(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.

(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in actuarial present value of defined benefit and actuarial pension plans of the reported named executive officers for each indicated fiscal year as presented in the Summary Compensation Table.

(e)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in fiscal years 2020, 2021 and 2022 were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed assuming a pay-out
of 225% of target based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 27, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the Dow Jones US Waste & Disposal Services Total Return Index, an independently prepared index that includes companies in the US Waste & Disposal Services industry.

(7)
As noted in the Compensation Discussion and Analysis, for 2022, the Compensation Committee determined that ROGI continues to be viewed as a core driver of our company’s performance and stockholder value creation. See page 42 of this Proxy Statement for a description of how we calculate ROGI.

Company Selected Measure Name	ROGI
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Stuewe served as our company’s principal executive officer for the entirety of 2020, 2021 and 2022 and our company’s other named executive officers for the applicable years were as follows:
-	2022: Messrs. Phillips, Bullock, Sterling and Elrod.
-	2021: Messrs. Phillips, Bullock, van der Velden and Elrod.
-	2020: Messrs. Phillips, Bullock, van der Velden and Elrod.

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the Dow Jones US Waste & Disposal Services Total Return Index, an independently prepared index that includes companies in the US Waste & Disposal Services industry.
PEO Total Compensation Amount	$ 8,659,017	$ 7,956,652	$ 7,971,232
PEO Actually Paid Compensation Amount	$ 7,228,147	20,234,722	40,274,897
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts reported in this column represent the compensation actually paid to Mr. Stuewe as our company’s Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	CEO

	2022	2021	2020

Summary Compensation Table; Total Compensation (a)	$8,659,017	$7,956,652	$7,971,232

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$4,500,000	$4,294,800	$4,100,000

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (c)	$0	$0	$54,995

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (d)	$6,370,126	$8,352,736	$15,883,254

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (e)	$(1,369,632)	$4,012,338	$13,260,263

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$(1,931,364)	$4,207,796	$7,315,144

= Compensation Actually Paid	$7,228,147	$20,234,722	$40,274,897

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the option awards and stock awards granted to Mr. Stuewe during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)	Represents the change in actuarial present value of defined benefit and actuarial pension plans of Mr. Stuewe for each fiscal year as presented in the Summary Compensation Table.

(d)
Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Stuewe’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in fiscal years 2020, 2021 and 2022 were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed assuming a pay-out
of 225% of target based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by Mr. Stuewe as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by Mr. Stuewe that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,268,531	2,030,396	2,035,239
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,110,204	3,925,738	6,957,918
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reported in this column represent the compensation actually paid to our company’s named executive officers other than Mr. Stuewe in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	OTHER NAMED EXECUTIVE OFFICERS AVERAGE (a)

	2022	2021	2020

Summary Compensation Table; Total Compensation (b)	$2,268,531	$2,030,396	$2,035,239

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (c)	$817,396	$674,638	$640,756

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (d)	$0	$3,550	$41,450

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (e)	$1,157,096	$1,312,100	$2,482,211

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (f)	$(206,662)	$622,963	$2,007,434

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$(291,366)	$638,467	$1,115,240

= Compensation Actually Paid	$2,110,204	$3,925,738	$6,957,918

(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.

(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.

(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in actuarial present value of defined benefit and actuarial pension plans of the reported named executive officers for each indicated fiscal year as presented in the Summary Compensation Table.

(e)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in fiscal years 2020, 2021 and 2022 were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed assuming a pay-out
of 225% of target based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer and the average of Compensation Actually Paid to our other Named Executive Officers, and our company’s cumulative TSR and ROGI performance over the three most recently completed fiscal years, as well as the relationship between our company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between the Compensation Actually Paid to our Chief Executive Officer and the average Compensation Actually Paid to our other Named Executive Officers, and our company’s Net Income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer and the average of Compensation Actually Paid to our other Named Executive Officers, and our company’s cumulative TSR and ROGI performance over the three most recently completed fiscal years, as well as the relationship between our company’s cumulative TSR and the Peer Group’s TSR over such period.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer and the average of Compensation Actually Paid to our other Named Executive Officers, and our company’s cumulative TSR and ROGI performance over the three most recently completed fiscal years, as well as the relationship between our company’s cumulative TSR and the Peer Group’s TSR over such period.

Tabular List [Table Text Block]
The following is a list of financial performance measures, which in our company’s

assessment represent the most important (financial) performance measures used by our company to link compensation actually paid to the Named Executive Officers for 2022. In addition to these metrics, our company’s annual incentive plan for 2022 includes performance goals relating to safety and other
ESG-related
goals in order to emphasize those initiatives
as
priorities throughout the organization. The measures in this table are not ranked:

∎	ROGI

∎	Adjusted EBITDA

∎	Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 224	247	206
Peer Group Total Shareholder Return Amount	141	149	106
Net Income (Loss)	$ 737,690,000	$ 650,914,000	$ 296,819,000
Company Selected Measure Amount	0.2133	0.1865	0.1426
PEO Name	Mr. Stuewe
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROGI
Non-GAAP Measure Description [Text Block]	As noted in the Compensation Discussion and Analysis, for 2022, the Compensation Committee determined that ROGI
	continues to be viewed as a core driver of our company’s performance and stockholder value creation. See page 42 of this Proxy Statement for a description of how we calculate ROGI.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
PEO [Member]
Pay vs Performance Disclosure [Table]
Fair Values of the PSUs Granted Target	100.00%	100.00%	100.00%
Payout Target	225.00%	225.00%	225.00%
PEO [Member] | Grant Date Fair Value Of Option Awards And Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,500,000)	$ (4,294,800)	$ (4,100,000)
PEO [Member] | Change In Actuarial Present Value Of Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(54,995)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,370,126	8,352,736	15,883,254
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,369,632)	4,012,338	13,260,263
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,931,364)	$ 4,207,796	$ 7,315,144
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Fair Values of the PSUs Granted Target	100.00%	100.00%	100.00%
Payout Target	225.00%	225.00%	225.00%
Non-PEO NEO [Member] | Grant Date Fair Value Of Option Awards And Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (817,396)	$ (674,638)	$ (640,756)
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,550)	(41,450)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,157,096	1,312,100	2,482,211
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(206,662)	622,963	2,007,434
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (291,366)	$ 638,467	$ 1,115,240